Notes Payable Related Parties (Details Narrative) (USD $)	1 Months Ended	9 Months Ended	10 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2013
Proceeds from notes payable	$ 2,000
Anthony Passmore [Member]
Proceeds from notes payable	$ 2,000